Penn Capital Floating Rate Income Fund

Schedule of Investments
May 31, 2022 (Unaudited)

Bank Loans: 82.2%(a)(b)	Principal	Value
Advertising & Marketing: 0.6%
Terrier Media Buyer, Inc., 3.957% (1 Month US LIBOR + 3.500%), 12/17/26	195,525	$187,215
Aerospace & Defense: 0.4%
Ducommun, Inc., 5.060%, 11/30/25
(1 Month US LIBOR + 4.000%)	124,977	123,727
(1 Month US LIBOR + 4.000%)	14,144	14,002
		137,730
Apparel & Textile Products: 2.0%
Calceus Acquisition, Inc., 6.008% (1 Month US LIBOR + 5.500%), 3/31/25	373,154	299,456
Canada Goose, Inc., 4.250% (1 Month US LIBOR + 3.500%), 10/7/27	347,127	334,978
		634,434
Asset Management: 3.6%
Fiserv Investment Solutions, Inc., 5.455% (1 Month US LIBOR + 4.000%), 2/26/27	196,500	191,220
Hightower Holding LLC, 4.750% (1 Month US LIBOR + 4.000%), 4/21/28	199,000	184,573
Nexus Buyer LLC, 4.207% (1 Month US LIBOR + 3.750%), 10/30/26	244,375	235,670
Russell Investments US Institutional Holdco, Inc., 5.000%, 5/30/25
(6 Month US LIBOR + 3.500%)	138,745	130,941
(6 Month US LIBOR + 3.500%)	59,638	56,283
The Edelman Financial Engines Center LLC, 4.264% (1 Month US LIBOR + 3.500%), 4/7/28	193,289	185,421
Victory Capital Holdings, Inc., 3.219% (1 Month US LIBOR + 2.250%), 7/1/26	158,792	153,830
		1,137,938
Biotechnology & Pharmaceuticals: 0.9%
Bausch Health Companies T/L B (Valeant) (1/22), 5.750% (SOFR + 5.250%), 1/27/27(d)	300,000	273,750
Cable & Satellite: 3.2%
Cogeco Communications USA II LP, 2.764% (1 Month US LIBOR + 2.000%), 8/9/24	241,072	234,442
CSC Holdings LLC, 2.804% (1 Month US LIBOR + 2.250%), 7/17/25	238,095	225,893
DirecTV Financing LLC, 5.764% (1 Month US LIBOR + 5.000%), 8/2/27	337,547	326,013
Ziggo Financing Partnership, 3.375% (1 Month US LIBOR + 2.500%), 4/17/28	250,000	242,658
		1,029,006
Chemicals: 4.0%
Axalta Coating Systems US Holdings, Inc., 1.974% (3 Month LIBOR USD + 1.750%), 6/21/24	175,285	171,259
Diamond BC BV, 3.514%, 10/31/28
(1 Month US LIBOR + 2.750%)	625	592
(3 Month US LIBOR + 2.750%)	248,750	235,691
Gemini HDPE LLC, 4.239% (1 Month US LIBOR + 3.000%), 12/31/27	189,384	184,452
Lummus Technology Holdings V LLC, 4.264% (1 Month US LIBOR + 3.500%), 6/30/27	187,981	177,642
Schweitzer-Mauduit International, Inc., 4.500% (1 Month US LIBOR + 3.750%), 1/27/28	198,500	191,553
Trinseo Materials Operating SCA, 3.264% (1 Month US LIBOR + 2.500%), 5/15/28	198,500	191,469
Univar USA, Inc., 2.764% (1 Month US LIBOR + 2.000%), 7/1/26	146,625	143,723
		1,296,381
Commercial Support Services: 3.1%
Covanta Holding Corp., 3.264% (1 Month US LIBOR + 2.500%), 12/29/28	331,100	323,236
Covanta Holding Corp., 3.000% (1 Month US LIBOR + 2.500%), 12/29/28	24,800	24,211
GFL Environmental, Inc., 3.500% (1 Month US LIBOR + 3.000%), 5/30/25	197,500	194,996
Prime Security Services T/L, 3.500%, 9/23/26
(6 Month US LIBOR + 2.750%)	101,566	98,881
(6 Month US LIBOR + 2.750%)	50,783	49,441
(6 Month US LIBOR + 2.750%)	50,783	49,441
(6 Month US LIBOR + 2.750%)	76,287	74,271
TruGreen Limited Parternship T/L, 4.750% (1 Month US LIBOR + 4.000%), 10/29/27	197,500	189,600
		1,004,076
Construction Materials Manufacturing: 1.1%
Quikrete Holdings, Inc., 3.389% (1 Month US LIBOR + 2.625%), 11/15/23	377,841	360,366
Containers & Packaging Manufacturing: 2.5%
Graham Packaging Co., Inc., 3.750% (1 Month US LIBOR + 3.000%), 8/4/27	193,973	183,681
Pactiv Evergreen Group Holdings, Inc., 4.264% (3 Month LIBOR USD + 3.500%), 9/20/28
(1 Month US LIBOR + 3.500%)	40,428	38,483
(1 Month US LIBOR + 3.500%)	183,640	174,803
(1 Month US LIBOR + 3.500%)	24,682	23,494
Reynolds Group Holdings, Inc., 4.310%, 2/5/26
(1 Month US LIBOR + 3.250%)	27,912	26,531
(1 Month US LIBOR + 3.250%)	45,719	43,458
(1 Month US LIBOR + 3.250%)	123,869	117,743
Sabert Corp., 5.500% (1 Month US LIBOR + 4.500%), 11/26/26	183,678	177,249
		785,442
E-Commerce Discretionary: 0.6%
CNT Holdings I Corp., 4.345% (1 Month US LIBOR + 3.500%), 10/16/27	198,000	192,060
Electric Utilities: 0.6%
Vistra Operations Co. LLC, 2.514%, 12/15/25
(1 Month US LIBOR + 1.750%)	38,519	37,389
(1 Month US LIBOR + 1.750%)	156,551	151,961
		189,350
Electrical Equipment Manufacturing: 0.8%
Deliver Buyer, Inc., 5.224% (3 Month US LIBOR + 5.000%), 5/1/24	241,761	240,854
Engineering & Construction: 1.1%
Centuri Group, Inc., 3.008% (1 Month US LIBOR + 2.500%), 9/29/28	177,166	170,079
Pike Corp., 3.764% (1 Month US LIBOR + 3.000%), 1/21/28	196,575	189,843
		359,922
Entertainment Content: 1.1%
Alchemy Copyrights LLC, 3.800% (1 Month US LIBOR + 3.000%), 8/5/27	177,306	171,986
Playtika Holding Corp., 3.514% (1 Month US LIBOR + 2.750%), 3/13/28	198,000	189,421
		361,407
Food Production: 2.8%
Chobani LLC, 4.500% (1 Month US LIBOR + 3.500%), 10/20/27	197,000	183,210
Froneri US, Inc., 3.014% (1 Month US LIBOR + 2.250%), 1/29/27
(1 Month US LIBOR + 2.250%)	135,048	129,308
(1 Month US LIBOR + 2.250%)	61,452	58,841
HLF Financing Sarl LLC, 2.957% (1 Month US LIBOR + 2.500%), 8/8/25	221,250	210,256
Whole Earth Brands, Inc., 5.500% (1 Month US LIBOR + 4.500%), 2/2/28	347,622	328,503
		910,118
Health Care Facilities & Services: 4.8%
ADMI Corp., 4.139% (1 Month US LIBOR + 3.375%), 12/23/27	347,622	328,131
Cambrex Corp., 4.250% (1 Month US LIBOR + 3.500%), 12/4/26	239,242	230,720
FC Compassus LLC, 5.014% (1 Month US LIBOR + 4.250%), 12/31/26	195,525	189,008
Option Care Health, Inc., 3.514% (1 Month US LIBOR + 2.750%), 11/30/28	299,250	292,643
PetVet Care Centers LLC, 3.207% (1 Month US LIBOR + 2.750%), 2/28/25	313,748	299,629
Select Medical Corp., 2.710% (1 Month US LIBOR + 2.500%), 3/6/24	212,163	204,648
		1,544,779
Home & Office Products Manufactering: 0.9%
Weber-Stephen Products LLC, 4.000% (1 Month US LIBOR + 3.250%), 11/30/27	311,823	286,294
Industrial Intermediate Products: 0.6%
Gates Global LLC, 3.264% (1 Month US LIBOR + 2.500%), 3/31/27	198,307	189,609
Insurance: 1.2%
Asurion LLC, 4.014% (1 Month US LIBOR + 3.250%), 12/23/26	197,500	186,489
HUB International Ltd., 4.214%, 4/18/25
(3 Month US LIBOR + 3.000%)	196,199	189,086
(2 Month US LIBOR + 3.000%)	511	492
		376,068
Internet Media & Services: 4.2%
Arches Buyer, Inc., 4.014% (1 Month US LIBOR + 3.250%), 12/6/27	196,000	183,995
Buzz Merger Sub Ltd., 3.514% (1 Month US LIBOR + 2.750%), 1/22/27	245,000	237,038
Endurance International Group Holdings, Inc., 4.250% (1 Month US LIBOR + 3.500%), 2/10/28	203,463	191,255
Go Daddy Operating Co. LLC, 2.514%, 2/15/24
(1 Month US LIBOR + 1.750%)	50,153	49,369
(1 Month US LIBOR + 1.750%)	162,514	159,975
Match Group Holdings II LLC, 3.194% (1 Month US LIBOR + 1.750%), 2/7/27	200,000	192,000
Shutterfly, Inc., 5.764% (1 Month US LIBOR + 5.000%), 9/25/26	405,900	347,722
		1,361,354
Leisure Facilities & Services: 8.3%
Alterra Mountain Co., 4.264% (1 Month US LIBOR + 3.500%), 8/17/28	240,044	231,493
Caesars Resort Collection LLC, 3.957% (1 Month US LIBOR + 3.500%), 7/21/25	197,000	193,923
Carnival Corp., 3.750% (1 Month US LIBOR + 3.000%), 6/30/25	247,481	237,891
Century Casinos T/L (03/22), 6.8420% (1 Month SOFR + 6.000%), 3/23/29	250,000	238,750
Hilton Grand Vacations LLC, 3.764% (1 Month US LIBOR + 3.000%), 7/31/28	248,750	241,494
IRB Holding Corp., 3.756% (1 Month US LIBOR + 2.750%), 2/5/25	241,939	231,555
IRB Holding Corp., 3.892% (SOFR + 3.000%), 12/15/27	197,500	188,777
Marriott Ownership Resorts, Inc., 2.514% (1 Month US LIBOR + 1.750%), 8/29/25	324,951	314,728
Scientific Games Holdings LP, 4.175% (TSFR1M + 3.500%), 2/3/29	250,000	249,380
Scientific Games International, Inc., 3.882% (TSFR1M + 3.000%), 4/6/29	250,000	243,750
The Enterprise Development Authority, 5.014% (1 Month US LIBOR + 4.250%), 2/18/28	330,560	320,644
		2,692,385
Machinery Manufacturing: 1.3%
ASP Blade Holdings, Inc., 4.764% (1 Month US LIBOR + 4.000%), 12/31/28	249,412	236,475
EWT Holdings III Corp., 3.000% (1 Month US LIBOR + 2.500%), 3/10/28	198,500	191,800
		428,275
Oil & Gas Producers: 3.7%
AL GCX Holdings (Arclight) T/L B, 4.799%, (TSFR1M + 3.750%), 4/20/29 (d)	300,000	294,000
CQP Holdco LP, 4.250% (1 Month US LIBOR + 3.750%), 6/5/28	248,125	240,902
Eagleclaw Midstream Ventures LLC, 5.250% (3 Month LIBOR USD + 4.250%), 6/24/24	197,380	194,384
Freeport LNG Investments LLLP, 4.000% (1 Month US LIBOR + 3.500%), 11/17/28	249,168	241,132
GIP II Blue Holding LP, 5.506% (1 Month US LIBOR + 4.500%), 9/22/28	224,452	218,654
		1,189,072
Oil & Gas Services & Equipment: 1.3%
ChampionX T/L B1 (05/22) (Apergy), 3.750%, (TSFR1M + 3.250%), 5/14/29 (d)	300,000	300,000
Keane Group Holdings LLC, 5.250% (US LIBOR + 3.750%), 6/30/25(d)	130,000	127,238
		427,238
Pharmaceuticals: 0.7%
Agiliti Health, Inc., 3.563% (3 Month LIBOR USD + 2.750%), 10/18/25	244,333	237,003
Publishing & Broadcasting: 2.4%
Clear Channel Outdoor Holdings, Inc., 4.264%, 8/7/26
(3 Month US LIBOR + 3.500%)	243,125	221,903
(1 Month US LIBOR + 3.500%)	625	570
Cumulus Media New Holdings, Inc., 4.750% (1 Month US LIBOR + 3.750%), 3/30/26	145,298	141,084
The E.W. Scripps Co., 3.313% (1 Month US LIBOR + 2.563%), 5/1/26	242,774	235,693
The E.W. Scripps Co., 3.514% (1 Month US LIBOR + 2.750%), 1/7/28	166,250	161,651
		760,901
Retail - Consumer Discretionary: 6.0%
Foundation Building Materials, Inc., 3.750%, 1/31/28
(3 Month US LIBOR + 3.250%)	202,950	190,180
(1 Month US LIBOR + 3.250%)	513	480
Great Outdoors Group T/L (Bass Pro) LLC, 4.514% (1 Month US LIBOR + 3.750%), 3/31/28	348,250	329,793
Jo-Ann Stores LLC, 5.500% (1 Month US LIBOR + 4.750%), 7/7/28	248,125	199,741
LBM Acquisition LLC, 4.514% (1 Month US LIBOR + 3.750%), 12/17/27(d)	212,141	193,261
PetSmart, Inc., 4.500% (1 Month US LIBOR + 3.750%), 2/11/28	198,500	186,044
Savers, Inc., 6.500% (1 Month US LIBOR + 5.500%), 4/6/27	199,000	191,537
Staples, Inc., 4.817% (1 Month US LIBOR + 4.500%), 9/12/24	308,364	292,560
White Cap Buyer LLC, 4.250% (1 Month US LIBOR + 3.750%), 10/8/27	346,253	330,052
		1,913,649
Software: 5.5%
Azalea TopCo, Inc., 3.799%, 7/27/26
(3 Month US LIBOR + 3.500%)	291,750	276,494
(1 Month US LIBOR + 3.500%)	750	711
McAfee Corp., 4.842% (TSFR1M + 4.000%), 2/2/29	300,000	284,064
Proofpoint, Inc., 3.758% (1 Month US LIBOR + 3.250%), 6/9/28	199,500	191,053
Rackspace Technology Global, Inc., 3.500% (1 Month US LIBOR + 2.750%), 2/15/28	198,000	188,348
SS&C Technologies Holdings Europe Sarl, 2.514% (1 Month US LIBOR + 1.750%), 2/28/25	77,400	75,127
SS&C Technologies, Inc., 2.514% (1 Month US LIBOR + 1.750%), 2/28/25	84,578	82,094
UKG, Inc., 4.212% (1 Month US LIBOR + 3.250%), 5/4/26	197,509	190,031
Waystar Technologies, Inc., 4.764% (1 Month US LIBOR + 4.000%), 10/31/26	147,741	144,325
Xperi Holding Corp., 4.264% (1 Month US LIBOR + 3.500%), 6/1/25	355,217	342,934
		1,775,181
Specialty Finance: 0.7%
TransUnion LLC, 2.514% (1 Month US LIBOR + 1.750%), 11/13/26	238,105	230,409
Specialty Retail: 1.2%
BDF Acquisition Corp., 6.250% (1 Month US LIBOR + 5.250%), 8/14/23	438,388	398,201
Technology Hardware: 1.6%
Avaya, Inc., 4.875% (1 Month US LIBOR + 4.000%), 12/15/27	200,000	148,112
CommScope, Inc., 4.014% (1 Month US LIBOR + 3.250%), 2/6/26	194,263	183,821
Plantronics, Inc., 3.264% (3 Month LIBOR USD + 2.500%), 7/2/25	182,092	178,352
		510,285
Technology Services: 2.7%
NAB Holdings T/L, 3.801% (SOFR + 3.000%), 11/17/28	349,125	331,170
Paysafe Holdings US Corp., 3.514% (1 Month US LIBOR + 2.750%), 4/30/25	248,747	228,785
R1 RCM T/L B, 3.500%, (TSFR1M + 3.000%), 5/12/29 (d)	300,000	294,000
		853,955
Telecommnications: 3.1%
Altice France SA, 4.506% (1 Month US LIBOR + 4.000%), 7/13/26	235,633	221,717
Cincinnati Bell, Inc., 4.051% (SOFR + 3.250%), 12/29/28	349,125	338,505
Gogo Intermediate Holdings LLC, 4.500% (1 Month US LIBOR + 3.750%), 4/28/28	198,500	191,354
Lumen Technologies, Inc., 3.014% (1 Month US LIBOR + 2.250%), 3/15/27	244,375	229,101
		980,677
Transportation & Logistics: 2.3%
Allegiant Travel Co., 3.158% (1 Month US LIBOR + 3.000%), 2/5/24	339,842	331,686
American Airlines, Inc., 5.813% (1 Month US LIBOR + 4.750%), 4/20/28	200,000	199,150
SkyMiles IP Ltd., 4.813% (1 Month US LIBOR + 3.750%), 10/20/27	200,000	201,700
		732,536
Wholesale - Consumer Discretionary: 0.8%
Dealer Tire LLC, 5.310%, 12/12/25
(1 Month US LIBOR + 4.250%)	100,551	97,954
(1 Month US LIBOR + 4.250%)	171,254	166,830
		264,784
Wholesale - Consumer Staples: 0.5%
American Seafoods Group LLC, 3.750%, 8/25/23
(3 Month US LIBOR + 2.750%)	83,980	80,621
(3 Month US LIBOR + 2.750%)	989	950
(3 Month US LIBOR + 2.750%)	64,047	61,486
		143,056
Total Bank Loans (cost $27,493,010)		26,395,760

Corporate Bonds: 13.2%
Aerospace & Defense: 0.5%
TransDigm, Inc., 8.000%, 12/15/25(c)	160,000	166,899
Automotive Manufacturing: 0.6%
Ford Motor Credit Co. LLC, 3.096%, 5/4/23	200,000	198,254
Cable & Satellite: 0.4%
DISH DBS Corp., 5.875%, 11/15/24	150,000	137,940
Entertainment Content: 0.6%
Univision Communications, Inc., 5.125%, 2/15/25(c)	195,000	192,563
Gas & Water Utilities: 0.5%
Rockpoint Gas Storage Canada Ltd., 7.000%, 3/31/23(c)	150,000	147,781
Leisure Facilities & Services: 2.2%
Arrow Bidco LLC, 9.500%, 3/15/24(c)	115,000	114,213
Carnival Corp., 10.500%, 2/1/26(c)	385,000	414,452
International Game Technology PLC, 6.500%, 2/15/25(c)	200,000	205,500
		734,165
Oil & Gas Producers: 3.0%
Antero Resources Corp., 8.375%, 7/15/26(c)	300,000	326,250
Callon Petroleum Co., 6.125%, 10/1/24	150,000	149,387
Matador Resources Co., 5.875%, 9/15/26	150,000	151,500
New Fortress Energy, Inc., 6.500%, 9/30/26(c)	180,000	175,286
SM Energy Co., 5.625%, 6/1/25	150,000	149,415
		951,838
Oil & Gas Services & Equipment: 1.1%
Oceaneering International, Inc., 4.650%, 11/15/24	200,000	196,394
Weatherford International Ltd., 11.000%, 12/1/24(c)	150,000	152,806
		349,200
Publishing & Broadcasting: 0.5%
Cumulus Media New Holdings, Inc., 6.750%, 7/1/26(c)	155,000	150,720
Real Estate Investment Trusts (REITs): 1.0%
VICI Properties LP / VICI Note Co, Inc., 4.625%, 6/15/25(c)	150,000	146,432
XHR LP, 6.375%, 8/15/25(c)	160,000	161,944
		308,376
Specialty Finance: 1.1%
Fortress Transportation and Infrastructure Investors LLC, 6.500%, 10/1/25(c)	160,000	156,400
Starwood Property Trust, Inc., 3.750%, 12/31/24(c)	190,000	183,002
		339,402
Technology Services: 0.5%
Sabre GLBL, Inc., 9.250%, 4/15/25(c)	165,000	170,762
Tobacco & Cannabis: 0.4%
Turning Point Brands, Inc., 5.625%, 2/15/26(c)	145,000	132,880
Transportation & Logistics: 0.4%
Spirit Loyalty Cayman Ltd., 8.000%, 9/20/25(c)	125,000	130,863
Wholesale - Consumer Staples: 0.4%
KeHE Distributors LLC, 8.625%, 10/15/26(c)	109,000	113,297
Total Corporate Bonds (cost $4,289,631)		4,224,940

Short-Term Investments: 3.7%	Shares
U.S. Bank Money Market Deposit Account, 0.500%(e)	1,198,355	1,198,355
Total Short-Term Investments (cost $1,198,355)		1,198,355

Total Investments - 99.1% (cost $32,980,996)		31,819,055
Other Assets and Liabilities 0.9%		275,691
Net Assets: 100.0%		$32,094,746

Percentages are stated as a percent of net assets.
(a)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years.

(c)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of May 31, 2022, the value of these investments was $3,242,049, or 10.1% of total net assets.

(d) All or a portion of this loan is unfunded.
(e) The rate shown is as of May 31, 2022.

Country Exposure (as a percentage of total investments)
United States	96.7%
Panama	1.3%
United Kingdom	0.6%
Bermuda	0.5%
Canada	0.5%
Cayman Islands	0.4%

The accompanying notes are an integral part of the schedule of investments.

1. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Fund uses the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

The Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because the Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of May 31, 2022, in valuing the Fund’s investments:

Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Bank Loans	$-	$26,395,760	$-	$26,395,760
Corporate Bonds	-	4,224,940	-	4,224,940
Short-Term Investments	1,198,355	-	-	1,198,355
Total Investments in Securities	$1,198,355	$30,620,700	$-	$31,819,055

(a) All other industry classifications are identified in the Schedule of Investments for the Fund.